Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,520,000
Previously Paid Amount	0.00
Total Fee Amount	209.91
Total Offset Amount	0.00
Net Fee	209.91
Narrative - Max Aggregate Offering Price	$ 1,520,000
Final Prospectus	true